Property, Plant and Equipment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		$ 99,443	$ 95,745
Ending balance		83,954	99,443
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		116,405	116,289
Additions		1,313	4,083
Disposals		(10,021)	(284)
Dispositions of subsidiaries	[1]	(4,327)	(28,582)
Reclassified from inventories		3,786
Reclassified from assets held for sale			28,383
Reclassified to assets held for sale			(5,628)
Reclassified from resource properties			5,000
Impairments		(7,863)
Currency translation adjustments		(2,021)	(2,856)
Ending balance		97,272	116,405
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		944	5,890
Additions		26	119
Disposals		0	0
Dispositions of subsidiaries	[1]	(1,221)	(324)
Reclassified from inventories		0
Reclassified from assets held for sale			0
Reclassified to assets held for sale			(4,745)
Reclassified from resource properties			0
Impairments		0
Currency translation adjustments		251	4
Ending balance		0	944
Gross carrying amount | Refinery and power plants
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		91,392	67,336
Additions		0	0
Disposals		0	0
Dispositions of subsidiaries	[1]	0	0
Reclassified from inventories		3,786
Reclassified from assets held for sale			20,255
Reclassified to assets held for sale			0
Reclassified from resource properties			5,000
Impairments		0
Currency translation adjustments		(2,744)	(1,199)
Ending balance		92,434	91,392
Gross carrying amount | Processing plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		18,880	34,548
Additions		987	3,194
Disposals		(8,678)	(262)
Dispositions of subsidiaries	[1]	57	(25,340)
Reclassified from inventories		0
Reclassified from assets held for sale			8,128
Reclassified to assets held for sale			(646)
Reclassified from resource properties			0
Impairments		(7,863)
Currency translation adjustments		320	(742)
Ending balance		3,703	18,880
Gross carrying amount | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		5,189	8,515
Additions		300	770
Disposals		(1,343)	(22)
Dispositions of subsidiaries	[1]	(3,163)	(2,918)
Reclassified from inventories		0
Reclassified from assets held for sale			0
Reclassified to assets held for sale			(237)
Reclassified from resource properties			0
Impairments		0
Currency translation adjustments		152	(919)
Ending balance		1,135	5,189
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		16,962	20,544
Additions		4,372	9,291
Disposals		(3,412)	0
Dispositions of subsidiaries		(3,264)	(10,149)
Reclassified from assets held for sale			(2,254)
Impairments		(1,223)
Currency translation adjustments		(117)	(470)
Ending balance		13,318	16,962
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		208	1,600
Additions		344	367
Disposals		0	0
Dispositions of subsidiaries		(598)	(139)
Reclassified from assets held for sale			(1,663)
Impairments		0
Currency translation adjustments		46	43
Ending balance		0	208
Accumulated depreciation | Refinery and power plants
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		9,308	6,860
Additions		2,267	2,641
Disposals		0	0
Dispositions of subsidiaries		0	0
Reclassified from assets held for sale			0
Impairments		0
Currency translation adjustments		(528)	(193)
Ending balance		11,047	9,308
Accumulated depreciation | Processing plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,545	8,392
Additions		1,377	5,403
Disposals		(2,294)	0
Dispositions of subsidiaries		(27)	(9,283)
Reclassified from assets held for sale			(421)
Impairments		(1,223)
Currency translation adjustments		248	(546)
Ending balance		1,626	3,545
Accumulated depreciation | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		3,901	3,692
Additions		384	880
Disposals		(1,118)	0
Dispositions of subsidiaries		(2,639)	(727)
Reclassified from assets held for sale			(170)
Impairments		0
Currency translation adjustments		117	226
Ending balance		$ 645	$ 3,901

[1]	Net of acquisition of a subsidiary